Receivables, Prepayments and Other Assets	3 Months Ended
Mar. 31, 2026
Trade and other current receivables [abstract]
Receivables, Prepayments and Other Assets	Receivables, Prepayments and Other Assets

	March 31, 2026	December 31, 2025
Current:
Trade receivables, other than related parties	$719	$1,041
Other receivables	247	254
Unbilled accounts receivable(1)	88	63
Receivables from government grants	225	167
Other current financial assets	68	53
Total	$1,347	$1,578
Non-current:
Unbilled accounts receivable(1)	$18	$18
Advances to suppliers	164	173
Receivables from government grants	208	100
Equity investments	105	101
Other	111	106
Total	$606	$498
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
The following table summarizes the activity in the Company’s unbilled accounts receivable for the three months ended March 31, 2026 and for the twelve months ended December 31, 2025, respectively:

	March 31, 2026	December 31, 2025
Balance, beginning of period	$81	$38
Revenue recognized during the period	53	177
Amounts invoiced	(28)	(135)
Other	—	1
Balance, end of period	$106	$81